SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted (“U.S. GAAP”) in the United States (“U.S.”) as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”).

The Partnership is for U.S. GAAP purposes an investment company in accordance with FASB Codification 946 Financial Services – Investment Companies.

Investments

Investment — The investment in the Master Fund is reported at fair value in the Partnership’s Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund’s valuation policies and reported at the time of the Partnership’s valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership’s investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership’s investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income, expense and net realized and unrealized gains (losses) from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund’s financial statements included in Section II of this annual report.

Income Taxes

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership’s income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership’s open tax years, 2018 to 2021, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Cash and Cash Equivalents

Cash and Cash Equivalents — Cash includes cash held at First Republic Bank. Cash equivalents includes investments in Dreyfus Treasury Securities Cash Management, a short term U.S. government securities money market fund, that is readily convertible to cash and has an original maturity of 90 days or less.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurement topic of the Codification relating to the Partnership’s underlying investments held within the Master Fund are included in the attached Master Fund’s financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Basis of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”).

The Partnership is for U.S. GAAP purposes an investment company in accordance with FASB Codification 946 Financial Services – Investment Companies.

Investments

Investments — The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis. The Partnership bears all trade-related commission and clearing charges due to third party brokers.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnership’s trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents

Cash and Cash Equivalents — Cash includes cash held at First Republic Bank. Cash equivalents includes investments in Dreyfus Treasury Securities Cash Management, a short term U.S. government securities money market fund, that is readily convertible to cash and has an original maturity of 90 days or less.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The fair value of the Partnership’s assets and liabilities which qualify as financial instruments under the Fair Value Measurement (Topic 820) of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership’s cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money (“forward points”) and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months, six months, nine months and twelve months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partner’s policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following table represents the Partnership’s investments by hierarchical level as of December 31, 2022 and 2021 in valuing the Partnership’s investments at fair value. At December 31, 2022 and 2021, the Partnership held no assets or liabilities classified in Level 3.

Financial assets and liabilities at fair value as of December 31, 2022

	Level 1	Level 2	Total
U.S. Treasury notes (1)	$397,103,535	$-	$397,103,535

Short-Term Money Market Fund*	33,737,736	-	33,737,736
Exchange-traded futures contracts
Currencies	32,613	-	32,613
Energies	7,123,301	-	7,123,301
Grains	299,446	-	299,446
Interest rates	13,161,165	-	13,161,165
Livestock	(25,990)	-	(25,990)
Metals	138,124	-	138,124
Softs	(124,566)	-	(124,566)
Stock indices	(123,674)	-	(123,674)

Total exchange-traded futures contracts	20,480,419	-	20,480,419

Over-the-counter forward currency contracts	-	2,205,283	2,205,283

Total futures and forward currency contracts (2)	20,480,419	2,205,283	22,685,702

Total financial assets and liabilities at fair value	$451,321,690	$2,205,283	$453,526,973

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$88,701,332
Investments in U.S. Treasury notes	308,402,203
Total investments in U.S. Treasury notes	$397,103,535

(2)
Net unrealized appreciation on open futures and forward currency contracts	$22,685,702
Net unrealized depreciation on open futures and forward currency contracts	-
Total net unrealized appreciation on open futures and forward currency contracts	$22,685,702

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets and liabilities at fair value as of December 31, 2021

	Level 1	Level 2	Total
U.S. Treasury notes (1)	$393,373,462	$-	$393,373,462

Short-Term Money Market Fund*	30,509,711	-	30,509,711
Exchange-traded futures contracts
Currencies	13,848	-	13,848
Energies	1,800,611	-	1,800,611
Grains	105,702	-	105,702
Interest rates	(3,181,786)	-	(3,181,786)
Livestock	(1,040)	-	(1,040)
Metals	439,232	-	439,232
Softs	(40,540)	-	(40,540)
Stock indices	899,035	-	899,035

Total exchange-traded futures contracts	35,062	-	35,062

Over-the-counter forward currency contracts	-	(985,264)	(985,264)

Total futures and forward currency contracts (2)	35,062	(985,264)	(950,202)

Total financial assets and liabilities at fair value	$423,918,235	$(985,264)	$422,932,971

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$72,137,475
Investments in U.S. Treasury notes	321,235,987
Total investments in U.S. Treasury notes	$393,373,462

(2)
Net unrealized appreciation on open futures and forward currency contracts	$1,066,071
Net unrealized depreciation on open futures and forward currency contracts	(2,016,273)
Total net unrealized depreciation on open futures and forward currency contracts	$(950,202)

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Foreign Currency Cash

Foreign Currency Cash — Includes foreign currency cash held at the Partnership’s trading counterparties. Foreign cash deficits, if applicable, are presented in the liabilities section of the Statements of Financial Condition.

Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. dollars at the exchange rate prevailing when such transactions occurred.

Management Fees

Management Fees — The Agreement provides that the Partnership shall charge the limited partners’ capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2.00% per annum) of limited partnership interests. The management fee was reduced to a fixed rate of 0.146% per month (1.75% per annum), effective April 1, 2021. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. Management fees for the years ended December 31, 2022 and 2021 were as follows:

	Management Fees
	2022	2021
US Feeder	$2,385,044	$2,403,587
Cayman Feeder	2,415,817	3,171,460
Other (1)	194,875	165,014
Total	$4,995,736	$5,740,061

(1)	Direct investors in the Partnership

Selling Commissions

Selling Commissions — The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum. On March 1, 2012, the Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. These selling commissions are charged at the Partnership level but are allocated only to the applicable U.S. and Cayman Feeder investors. For the years ended December 31, 2022 and 2021, selling commissions were as follows:

	Selling Commissions
	2022	2021
U.S. Feeder	$2,365,854	$2,267,616
Cayman Feeder	22	10,520
Total	$2,365,876	$2,278,136

Operating Expenses

Operating Expenses — The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners’ Capital of the Partnership (the “Expense Cap”). Amounts subject to the Expense Cap include expenses incurred at the Partnership level and Cayman Feeder level. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder bear any excess over such amounts. The Partnership, the U.S. Feeder, and the Cayman Feeder will pay any extraordinary expenses.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder’s average month-end partners’ capital. For the years ended December 31, 2022 and 2021, such operating expenses did not exceed 1/2 of 1% per annum of the U.S. Feeder’s average month-end partners’ capital.

Operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder and Cayman Feeder are charged at the Partnership level and allocated only to those respective investors.

For the years ended December 31, 2022 and 2021, operating expenses were as follows:

	Operating Expenses
	2022	2021
Partnership	$584,173	$617,774
U.S. Feeder	330,536	341,420
Cayman Feeder	177,152	161,604
Total	$1,091,861	$1,120,798

Income Taxes

Income Taxes — The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable share of the Partnership’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

Income Taxes (Topic 740) of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership’s open tax years, 2019 to 2022, the General Partner has determined that no reserves for uncertain tax positions were required.

Right of Offset

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.